Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories (Table)
	December 31, 2021	December 31, 2022
Lubricants	$12,522	$15,863
Bunkers	62,555	51,299
Total	$75,077	$67,162